Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Certain Plan investments in registered investment companies and a common/collective trust fund are managed by T. Rowe Price. T. Rowe Price is the custodian and recordkeeper; therefore, these transactions qualify as party-in-interest transactions. Additionally, certain Plan participants have invested in Atmos Energy common stock. Because the Company is the Plan Sponsor, transactions involving Atmos Energy common stock qualify as party-in-interest and related party transactions. The Plan also issues loans to participants. All of these party-in-interest transactions are exempt from the prohibited transaction rules. At December 31, 2025 and 2024, participant accounts held 1,683,922 and 1,852,747 shares of Atmos Energy common stock and received $6,359,614 in dividends from Atmos Energy common stock during 2025. All other transactions which may be considered party-in-interest transactions relate to normal plan management and administrative services and the related payment of fees.

At December 31, 2025 and 2024, the percentage of the Plan’s investments held in the Company’s common stock was 22.4% and 23.1%.